Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income/(loss), net of tax:
Accumulated other comprehensive income, beginning	$ (1,453)	$ 100
Total net foreign currency translation adjustments	1,824	643
Total change in unrealized gains related to available-for-sale debt securities	5,385	0	$ 0
Total defined benefit pension adjustment	1,189	(2,199)
Total adjustment from liquidation of group companies	0	(21)
Total adjustment from sale of QuoVadis Group	0	34
Total adjustment from change in Ownership	(5)	(10)
Total other comprehensive income/(loss), net	8,393	(1,553)
Accumulated other comprehensive income, ending	$ 6,940	$ (1,453)	$ 100